Income Taxes - Summary of Reconciliation Between Income Tax Benefit and the Product of Accounting Loss Before Income Tax Multiplied by the Group's Applicable Income Tax Rate (Parenthetical) (Details)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
Income tax rate	30.00%	27.50%	27.50%